Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.92404%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,480,046.41

Principal:
Principal Collections	$17,265,207.58
Prepayments in Full	$7,731,286.09
Liquidation Proceeds	$230,010.34
Recoveries	$30,378.51
Sub Total	$25,256,882.52
Collections	$26,736,928.93

Purchase Amounts:
Purchase Amounts Related to Principal	$62,461.15
Purchase Amounts Related to Interest	$269.76
Sub Total	$62,730.91

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,799,659.84

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	18
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,799,659.84
Servicing Fee	$515,077.03	$515,077.03	$0.00	$0.00	$26,284,582.81
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,284,582.81
Interest - Class A-2a Notes	$109,751.82	$109,751.82	$0.00	$0.00	$26,174,830.99
Interest - Class A-2b Notes	$69,738.07	$69,738.07	$0.00	$0.00	$26,105,092.92
Interest - Class A-3 Notes	$1,000,512.33	$1,000,512.33	$0.00	$0.00	$25,104,580.59
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$24,761,360.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,761,360.59
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$24,642,672.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,642,672.42
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$24,557,595.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,557,595.34
Regular Principal Payment	$22,324,365.22	$22,324,365.22	$0.00	$0.00	$2,233,230.12
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,233,230.12
Residual Released to Depositor	$0.00	$2,233,230.12	$0.00	$0.00	$0.00
Total		$26,799,659.84

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,324,365.22
Total					$22,324,365.22

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$16,307,340.47	$60.17	$109,751.82	$0.40	$16,417,092.29	$60.57
Class A-2b Notes	$6,017,024.75	$60.17	$69,738.07	$0.70	$6,086,762.82	$60.87
Class A-3 Notes	$0.00	$0.00	$1,000,512.33	$3.12	$1,000,512.33	$3.12
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$22,324,365.22	$21.21	$1,726,987.47	$1.64	$24,051,352.69	$22.85

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$38,285,517.61	0.1412645	$21,978,177.14	0.0810943
Class A-2b Notes	$14,126,454.74	0.1412645	$8,109,429.99	0.0810943
Class A-3 Notes	$321,020,000.00	1.0000000	$321,020,000.00	1.0000000
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$530,861,972.35	0.5043196	$508,537,607.13	0.4831115

Pool Information
Weighted Average APR	2.896%	2.903%
Weighted Average Remaining Term	40.54	39.72
Number of Receivables Outstanding	25,740	25,200
Pool Balance	$618,092,436.79	$592,507,320.87
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$558,554,414.02	$535,846,272.06
Pool Factor	0.5267452	0.5049413

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$56,661,048.81
Targeted Overcollateralization Amount	$83,969,713.74
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$83,969,713.74

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		43	$296,150.76
(Recoveries)		26	$30,378.51
Net Loss for Current Collection Period			$265,772.25
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5160%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5216%
Second Prior Collection Period			0.3404%
Prior Collection Period			0.4479%
Current Collection Period			0.5269%
Four Month Average (Current and Prior Three Collection Periods)			0.4592%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		711	$2,916,271.66
(Cumulative Recoveries)			$279,486.62
Cumulative Net Loss for All Collection Periods			$2,636,785.04
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2247%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,101.65
Average Net Loss for Receivables that have experienced a Realized Loss			$3,708.56

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.21%	220	$7,165,512.40
61-90 Days Delinquent	0.15%	27	$865,170.71
91-120 Days Delinquent	0.06%	9	$366,934.80
Over 120 Days Delinquent	0.06%	10	$350,300.06
Total Delinquent Receivables	1.48%	266	$8,747,917.97

Repossession Inventory:
Repossessed in the Current Collection Period		10	$405,119.79
Total Repossessed Inventory		19	$697,312.03

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1596%
Prior Collection Period			0.1904%
Current Collection Period			0.1825%
Three Month Average			0.1775%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2671%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	18

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	69	$1,970,688.98
2 Months Extended	113	$3,719,411.29
3+ Months Extended	24	$833,244.04

Total Receivables Extended	206	$6,523,344.31
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer